UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21877

Oppenheimer Rochester Arizona Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—106.5%
Arizona—73.9%
$15,000	AZ Game & Fish Department (Administration Building)[1]	5.000%	07/01/2032	$15,396

1,000,000	AZ Health Facilities Authority (SHCH/SHCRC/SHC/JCLHN Obligated Group)[1]	5.000	12/01/2039	1,121,180

25,000	AZ McAllister Academic Village (Arizona State University Hassayampa)[1]	5.250	07/01/2030	27,560

60,000	AZ Municipal Financing Program COP (Glendale)[1]	5.375	08/01/2030	60,229

500,000	AZ State University (Board of Regents)[1]	5.375	07/01/2031	576,780

170,000	AZ State University (West Campus Hsg.)[1]	5.000	07/01/2030	170,415

500,000	AZ University Medical Center	5.250	07/01/2015	502,120

20,000	AZ University Medical Center[1]	5.000	07/01/2024	20,081

1,000,000	AZ University Medical Center[1]	6.500	07/01/2039	1,168,090

110,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[2]	7.000	12/01/2015	1

75,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)[2]	7.000	12/01/2017	1

325,000	Centerra, AZ Community Facilities District[1]	6.625	07/15/2032	342,400

300,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	301,020

50,000	Cochise County, AZ High School District No. 22 (Valley Union)[1]	6.350	07/01/2016	51,253

20,000	Downtown Phoenix, AZ Hotel Corp.[1]	5.000	07/01/2040	20,333

660,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	701,943

1,000,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	1,059,880

500,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.800	07/01/2032	511,000

502,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.550	07/01/2022	519,801

438,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)[1]	5.700	07/01/2027	449,935

79,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2026	79,720

250,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	260,297

195,000	Festival Ranch, AZ Community Facilities District[1]	5.300	07/15/2031	198,611

79,000	Festival Ranch, AZ Community Facilities District[1]	5.000	07/01/2032	78,955

40,000	Flagstaff, AZ (Aspen Place Sawmill Improvements)[1]	5.000	01/01/2032	40,056

35,000	Gilbert, AZ Improvement District No. 19[1]	5.200	01/01/2023	35,071

200,000	Gilbert, AZ Improvement District No. 20[1]	5.100	01/01/2027	225,014

25,000	Gladden Farms, AZ Community Facilities District[1]	6.375	07/15/2025	25,057

260,000	Gladden Farms, AZ Community Facilities District[1]	5.350	07/15/2027	265,702

500,000	Gladden Farms, AZ Community Facilities District[1]	5.450	07/15/2032	510,605

40,000	Glendale, AZ GO1	5.000	07/01/2017	40,158

300,000	Goodyear, AZ IDA Water & Sewer[1]	5.500	07/01/2041	343,593

225,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	225,202

235,000	Greater AZ Devel. Authority Infrastructure[1]	5.000	08/01/2027	249,182

15,000	Maricopa County & Phoenix, AZ IDA (Single Family)[1]	5.800	07/01/2040	15,281

285,000	Maricopa County, AZ IDA (Citizens Utilities Company)[1]	6.200	05/01/2030	285,103

250,000	Maricopa County, AZ IDA (Diginity Health)[1]	6.000	07/01/2039	284,567

1    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Value

Arizona (Continued)

$10,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.125%	07/01/2019	$10,112

10,000	Maricopa County, AZ Pollution Control (El Paso Electric Company)[1]	7.250	02/01/2040	11,706

100,000	Marley Park, AZ Community Facilities District[1]	7.000	07/15/2033	106,758

455,000	Marley Park, AZ Community Facilities District[1]	6.000	07/15/2026	471,594

685,000	Marley Park, AZ Community Facilities District[1]	6.100	07/15/2032	705,105

1,970,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	7.400	07/15/2033	2,175,767

1,005,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	6.250	07/15/2035	1,091,129

3,405,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	3,922,117

55,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250	05/01/2015	55,795

1,000,000	Northern Arizona University[1]	5.000	06/01/2040	1,139,650

500,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	511,135

50,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	50,390

500,000	Phoenix, AZ Civic Improvement Corp. (Civic Plaza Expansion)[1]	5.000	07/01/2030	511,415

150,000	Phoenix, AZ IDA (Career Success Schools)[1]	6.125	01/01/2020	146,417

250,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	239,278

350,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	354,263

1,000,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.875	11/01/2037	537,570

250,000	Phoenix, AZ IDA (Great Hearts Academies)	6.000	07/01/2032	265,723

750,000	Phoenix, AZ IDA (Phoenix Collegiate Academy)[1]	5.625	07/01/2042	766,320

750,000	Phoenix-Mesa, AZ Gateway Airport Authority	5.000	07/01/2038	824,423

995,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	1,047,854

990,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	1,005,682

15,000	Pima County, AZ IDA (Charter Schools)[1]	6.375	07/01/2031	15,139

190,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	192,227

1,100,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	1,109,009

135,000	Pima County, AZ IDA (Horizon Community Learning Center)[1]	5.250	06/01/2035	135,448

1,970,000	Pima County, AZ IDA (Leading Edge Academy Mricopa Charter School)[1]	7.750	12/01/2043	2,118,400

500,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.100	06/01/2045	524,960

15,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.500	07/01/2033	12,073

500,000	Pima County, AZ IDA (Providence Day School)[1]	5.125	12/01/2040	533,155

125,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	123,738

650,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	599,742

240,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	240,434

495,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	506,261

150,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	153,003

1,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	7.500	12/01/2038	1,057,690

250,000	Pinal County, AZ Electric District No. 3[1]	5.250	07/01/2036	281,345

205,000	Pinal County, AZ Electric District No. 4[1]	6.000	12/01/2028	231,476

2    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Value

Arizona (Continued)

$393,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250%		07/01/2032	$287,825

215,000	Quail Creek, AZ Community Facilities District[1]	5.150		07/15/2016	223,656

10,000	Queen Creek, AZ Improvement District No. 1[1]	5.000		01/01/2019	10,214

135,000	Queen Creek, AZ Improvement District No. 1[1]	5.000		01/01/2032	137,192

25,000	Queen Creek, AZ Improvement District No. 1[1]	5.000		01/01/2017	25,547

600,000	Queen Creek, AZ Improvement District No. 1[1]	5.000		01/01/2020	612,810

25,000	Queen Creek, AZ Improvement District No. 1[1]	5.000		01/01/2016	25,503

1,000,000	Salt River, AZ Agricultural Improvement & Power District[1]	5.000		01/01/2039	1,119,480

1,000,000	San Luis, AZ Pledged Excise Tax[1]	5.000		07/01/2038	1,117,350

1,200,000	Show Low Bluff, AZ Community Facilities District	5.600		07/01/2031	1,179,744

405,000	Show Low Bluff, AZ Community Facilities District[1]	5.875		07/15/2032	414,736

2,000,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	2,083,480

75,000	Tucson, AZ Airport Authority	5.000		06/01/2021	75,275

15,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000		01/01/2039	15,170

15,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)[1]	5.000		01/01/2018	15,052

5,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)	5.000		01/01/2015	5,000

500,000	Tucson, AZ Water[1]	5.000		07/01/2032	565,750

100,000	University Arizona Medical Center Corp. (University Medical Center)[1]	5.000		07/01/2033	100,403

365,000	Vistancia, AZ Community Facilities District[1]	6.750		07/15/2022	366,142

1,535,000	Westpark, AZ Community Facilities District[1]	5.450		07/15/2032	1,565,669

180,000	Westpark, AZ Community Facilities District[1]	5.300		07/15/2022	186,028

975,000	Westpark, AZ Community Facilities District[1]	5.250		07/15/2031	984,779

25,000	Winslow, AZ Waterworks[1]	5.000		07/01/2019	25,045

300,000	Yuma County, AZ IDA (Water & Sewer)	6.375		12/01/2037	280,668

50,000	Yuma County, AZ IDA (Water & Sewer)	6.500		12/01/2017	47,218

					46,035,631

U.S. Possessions—32.6%
6,778,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	11.002	[3]	06/01/2057	128,036

640,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	438,982

750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	529,455

235,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	167,123

37,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.438	[3]	05/15/2055	1,112,960

1,480,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	1,418,062

2,100,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	2,106,510

1,670,000	Puerto Rico Children’s Trust Fund (TASC)	6.544	[3]	05/15/2050	121,359

840,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	783,745

445,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	323,537

1,110,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	815,262

45,000	Puerto Rico Commonwealth GO1	5.500		07/01/2020	47,209

50,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	52,645

750,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	564,922

155,000	Puerto Rico Commonwealth GO1	5.500		07/01/2020	163,195

1,150,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2031	576,495

160,000	Puerto Rico Electric Power Authority, Series NN	5.250		07/01/2023	162,024

3    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$225,000	Puerto Rico Electric Power Authority, Series RR	5.000%	07/01/2021	$225,358

15,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	14,933

65,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2023	65,645

350,000	Puerto Rico HFA	5.000	12/01/2019	350,987

10,000	Puerto Rico HFA	5.000	12/01/2020	10,028

750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	558,173

740,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2025	785,784

300,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	300,390

400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	285,724

1,165,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	699,850

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	79,725

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	86,538

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	82,510

625,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2041	433,194

750,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	509,243

1,850,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	973,285

6,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	4,747,860

500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	405,045

205,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	204,990

				20,330,783

Total Investments, at Value (Cost $68,858,047)—106.5%				66,366,414

Net Other Assets (Liabilities)—(6.5)				(4,057,672)

Net Assets—100.0%				$62,308,742

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

4    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCLHN	John C. Lincoln Health Network
SHC	Scottsdale Healthcare Corp.
SHCH	Scottsdale Healthcare Hospitals
SHCRC	Scottsdale Healthcare Realty Corp.
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

5    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

1. Organization

Oppenheimer Rochester Arizona Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Securities Valuation

 The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies

6    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Securities Valuation (Continued)

(listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as

7    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Securities Valuation (Continued)

unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$—	$45,498,061	$537,570	$46,035,631
U.S. Possessions	—	20,330,783	—	20,330,783

Total Assets	$—	$65,828,844	$537,570	$66,366,414

8    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2014 is as follows:

Cost	$5
Market Value	$2
Market value as % of Net Assets	Less than 0.005%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2014, securities with an aggregate market value of $576,495, representing 0.93% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$68,858,141

Gross unrealized appreciation	$2,715,506
Gross unrealized depreciation	(5,207,233)

Net unrealized depreciation	$(2,491,727)

9    OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2015